Investments in affiliate	12 Months Ended
Dec. 31, 2014
Investments in affiliate [Abstract]:
Investments in affiliate [Text Block]

10. Investment in Affiliates:

The affiliate companies, all of which are incorporated in the Marshall Islands and are accounted for under the equity method, are as follows:

		Participation %	Date Established
Entity	Vessel/Hull	December 31, 2014	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Hull HN2121	40%	October 16, 2013
Bertrand Maritime Co.	Hull HN2122	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

On July 12, 2013, in accordance with the Framework Agreement, York contributed $16,044, in the aggregate, in order to acquire a 51% equity interest in the affiliate ship-owning companies Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co., and for initial working capital of such affiliate ship-owning companies. There was no difference between: (a) the aggregate of the fair value of the consideration received and the fair value of the retained investment, as compared with (b) the carrying amount of the former subsidiaries assets and liabilities, in each case at the date the subsidiaries were deconsolidated.

Furthermore, in July 2013, Costamare Ventures participated with 49% in the equity of Kemp Maritime Co. and Hyde Maritime Co. who entered into ship-building contracts for the construction of two 9,000 TEU container vessels, subject to upgrade, by contributing $8,707, in the aggregate up to December 31, 2013 and $34,709, in the aggregate during the year ended December 31, 2014.

During the year ended December 31, 2014, Costamare Ventures participated with 25% in the equity of Ainsley Maritime Co. and Ambrose Maritime Co., who entered into ship-building contracts for the construction of two 11,000 TEU container vessels, by contributing $8,767, in the aggregate. Furthermore, Costamare Ventures participated with 40% in the equity of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., who entered into ship-building contracts for the construction of five 14,000 TEU container vessels, by contributing  $30,305, in the aggregate.  In December 2014, these five companies sold their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years.

During the year ended December 31, 2014, pursuant to the Framework Agreement, Costamare Ventures participated with 40% in the equity of Connell Maritime Co. by contributing the amount of $6,669 and with 49% in the equity of Smales Maritime Co. by contributing the amount of $4,654 for the acquisition of the secondhand vessel Elafonisos.

For year ended December 31, 2013, the Company recorded a net gain of $692, which is separately reflected as Equity gain / (loss) on investments in the accompanying 2013 consolidated statement of income. For the year ended December 31, 2014, the Company recorded a net loss of $3,428, which is separately reflected as Equity gain / (loss) on investments in the accompanying 2014 consolidated statement of income.

Furthermore, during the year ended December 31, 2014, eight affiliate ship-owning companies declared dividends to their shareholders and Costamare Ventures received the amount of $31,828, which is included in Investments in affiliates in the accompanying 2014 consolidated balance sheet.

In addition, Costamare Ventures has provided Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co. with certain cash advances. As of December 31, 2014, the aggregate balance due from the three companies amounted to $3,278 and is included in Due from related parties in the 2014 consolidated balance sheet.

In addition, the Company received the amount of $1,813, for services rendered, from an affiliate ship-owning company, which is included in Other, net in the 2014 consolidated statement of income.

The summarized combined financial information of the affiliates is as follows:

	December 31,
	2013	2014
Non-current assets	49,072	177,220
Current assets	3,184	13,267
	52,256	190,487

Current liabilities	2,196	6,283

	Year ended December 31,
	2013	2014
Voyage revenue	5,580	12,449
Net income / (loss)	1,410	(6,360)